UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     February 12, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-04490                      Formerly Vontobel USA Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $831,010 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    31490   652943 SH       SOLE                   652943        0        0
AMERICAN INTL GROUP INC        COM              026874107    74170  1119055 SH       SOLE                  1119055        0        0
BANCO LATINOAMERICANO DE EXP   CL E             P16994132     1620    84200 SH       SOLE                    84200        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    89475     1062 SH       SOLE                     1062        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    24015     8531 SH       SOLE                     8531        0        0
CHUBB CORP                     COM              171232101    32330   474719 SH       SOLE                   474719        0        0
CINCINNATI FINL CORP           COM              172062101    58580  1403081 SH       SOLE                  1403081        0        0
CORUS BANKSHARES INC           COM              220873103    13190   425293 SH       SOLE                   425293        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    85850  1472050 SH       SOLE                  1472050        0        0
FEDERAL NATL MTG ASSN          COM              313586109    82895  1104354 SH       SOLE                  1104354        0        0
FIFTH THIRD BANCORP            COM              316773100    37070   627282 SH       SOLE                   627282        0        0
GANNETT INC                    COM              364730101     4885    54762 SH       SOLE                    54762        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106     7660    74212 SH       SOLE                    74212        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    28230  1176210 SH       SOLE                  1176210        0        0
ICICI BK LTD                   ADR              45104G104     4690   273100 SH       SOLE                   273100        0        0
KNIGHT RIDDER INC              COM              499040103     4920    63617 SH       SOLE                    63617        0        0
LIZ CLAIBORNE INC              COM              539320101    12075   340498 SH       SOLE                   340498        0        0
MARKEL CORP                    COM              570535104    39070   154123 SH       SOLE                   154123        0        0
MATAV-CABLE SYS MEDIA LTD      SPONSORED ADR    576561104      225    12050 SH       SOLE                    12050        0        0
MERCURY GENL CORP NEW          COM              589400100    16675   358243 SH       SOLE                   358243        0        0
OLD REP INTL CORP              COM              680223104    14820   584314 SH       SOLE                   584314        0        0
SAFEWAY INC                    COM NEW          786514208    18430   841102 SH       SOLE                   841102        0        0
SPDR TR                        UNIT SER 1       78462F103     1205    10810 SH       SOLE                    10810        0        0
STATE STR CORP                 COM              857477103    24835   476865 SH       SOLE                   476865        0        0
TJX Companies Inc.             COM              872539101    38470  1744670 SH       SOLE                  1744670        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    35930   668858 SH       SOLE                   668858        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102    15020   676656 SH       SOLE                   676656        0        0
Wells Fargo & Co. Del.         COM              949740104    33185   563523 SH       SOLE                   563523        0        0